17. INCOME TAXES	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
INCOME TAXES

Due to the Company’s net loss, there was no provision for income taxes for the period from February 9, 2011 (Inception) and December 31, 2011 and the year ended December 31, 2012.

The difference between the income tax expense of zero shown in the statement of operations and pre-tax book net loss times the federal statutory rate of 34% is principally due to the change in the valuation allowance.

Deferred income taxes assets for the period from February 9, 2011 (Inception) through December 31, 2012 are as follows:

	Year ended December 31, 2012	Period from February 9, 2011 (inception) to December 31, 2011
Deferred tax assets
Net operating loss carryovers -	$1,674,813	$272,936
Less valuation allowance	$(1,674,813)	$(272,936)
Total deferred tax assets	$-	$-

In assessing the realization of deferred tax assets, management considers whether it is more likely than not that some portion or all of deferred assets will not be realized. The ultimate realization of the deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible.

Based on the available objective evidence, management believes it is more likely than not that the net deferred tax assets will not be fully realizable. Accordingly, management has applied a full valuation allowance against its net deferred tax assets at December 31, 2012. The net change in the total valuation allowance for the period from February 9, 2011 (Inception) through December 31, 2012 was an increase of $1,947,749.

The Company’s policy is to recognize interest and penalties accrued on any unrecognized tax benefits as a component of income tax expense. As of December 31, 2012, the Company did not have any significant uncertain tax positions or unrecognized tax benefits. The Company did not have associated accrued interest or penalties, nor was any interest expense or penalties recognized during the period from February 9, 2011 (Inception) through December 31, 2012.

As of December 31, 2012 the Company has federal net operating loss carryforwards of approximately $4,692,988 for federal and state tax purposes, respectively. If not utilized, these losses will begin to expire beginning in 2031 for both federal and state purposes.

Utilization of NOL and tax credit carryforwards may be subject to a substantial annual limitation due to ownership change limitations that may have occurred or that could occur in the future, as required by the Internal Revenue Code (the “Code”), as amended, as well as similar state provisions. In general, an "ownership change" as defined by the Code results from a transaction or series of transactions over a three-year period resulting in an ownership change of more than 50 percent of the outstanding stock of a company by certain stockholders or public groups.